Vanguard® Explorer™ Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.4%)
Communication Services (3.8%)
	New York Times Co. Class A	2,357,187	96,079
*	Ziff Davis Inc.	1,298,209	94,146
*	Live Nation Entertainment Inc.	1,011,655	88,773
*	Cinemark Holdings Inc.	4,407,721	73,565
*	Bumble Inc. Class A	3,928,260	72,751
*	Cargurus Inc.	2,938,360	66,583
*	ZipRecruiter Inc. Class A	3,284,938	60,837
*	Take-Two Interactive Software Inc.	331,528	50,704
	Iridium Communications Inc.	754,180	39,632
	Warner Music Group Corp. Class A	1,144,967	36,124
	Electronic Arts Inc.	251,686	34,317
*	IAC Inc.	404,838	28,177
*	Yelp Inc. Class A	497,073	22,393
*	Spotify Technology SA	108,982	16,283
*	Playtika Holding Corp.	611,844	7,305
*	TripAdvisor Inc.	279,406	5,211
*	Clear Channel Outdoor Holdings Inc.	1,948,279	3,507
*	Vimeo Inc.	754,350	3,108
*	ZoomInfo Technologies Inc. Class A	109,465	2,799
*	Bandwidth Inc. Class A	138,727	2,102
*	Integral Ad Science Holding Corp.	92,652	1,932
	Shutterstock Inc.	37,458	1,927
*	TechTarget Inc.	54,080	1,756
*	PubMatic Inc. Class A	62,376	1,247
*	Eventbrite Inc. Class A	72,975	840
*	EverQuote Inc. Class A	47,437	336
			812,434
Consumer Discretionary (10.6%)
*	Burlington Stores Inc.	993,409	176,449
*	Five Below Inc.	513,187	106,917
*	Crocs Inc.	872,898	94,579
*	Skyline Champion Corp.	1,329,721	92,628
	Wingstop Inc.	515,869	86,965
	Levi Strauss & Co. Class A	5,750,066	86,653
*	YETI Holdings Inc.	1,997,566	85,096
	Steven Madden Ltd.	2,466,475	82,331
	Meritage Homes Corp.	541,578	80,668
	Texas Roadhouse Inc. Class A	714,960	79,754
	Acushnet Holdings Corp.	1,131,853	67,492
	Carter's Inc.	863,697	64,786
	Churchill Downs Inc.	520,938	60,351
*	Floor & Decor Holdings Inc. Class A	471,054	54,101

		Shares	Market Value ($000)
*	Skechers USA Inc. Class A	962,379	53,489
	Pool Corp.	127,744	49,148
	Domino's Pizza Inc.	111,036	44,052
*	Deckers Outdoor Corp.	75,922	41,278
*	Fox Factory Holding Corp.	363,443	40,669
*	Etsy Inc.	358,505	36,442
*	frontdoor Inc.	963,090	33,631
*	Topgolf Callaway Brands Corp.	1,655,172	33,054
*	National Vision Holdings Inc.	1,503,184	32,514
*,1	Farfetch Ltd. Class A	5,581,143	32,259
*	Sally Beauty Holdings Inc.	2,613,772	31,287
	Papa John's International Inc.	365,649	30,239
*	Grand Canyon Education Inc.	267,212	29,006
*,1	Sportradar Holding AG Class A	1,968,065	28,990
*	Under Armour Inc. Class C	3,862,475	28,660
	Tractor Supply Co.	120,542	27,000
*,1	Canada Goose Holdings Inc.	1,382,901	25,224
	Murphy USA Inc.	75,917	23,309
*	Bright Horizons Family Solutions Inc.	232,132	22,524
	Installed Building Products Inc.	140,615	20,814
	Boyd Gaming Corp.	254,261	17,371
*	Ulta Beauty Inc.	38,097	16,946
	Williams-Sonoma Inc.	117,330	16,267
*	Tri Pointe Homes Inc.	509,141	16,231
	Toll Brothers Inc.	185,611	14,910
*	SeaWorld Entertainment Inc.	243,511	13,483
	Hanesbrands Inc.	2,495,045	13,149
	Travel & Leisure Co.	290,446	11,830
*	Cavco Industries Inc.	38,948	11,515
	Buckle Inc.	294,272	10,759
*	Shake Shack Inc. Class A	117,595	9,132
*	Abercrombie & Fitch Co. Class A	229,163	9,077
	Tapestry Inc.	205,560	8,870
*	Brinker International Inc.	213,305	8,379
	Patrick Industries Inc.	75,508	6,535
*	Master Craft Boat Holdings Inc.	213,187	6,534
*	Visteon Corp.	41,412	6,381
*	Malibu Boats Inc. Class A	105,472	6,323
*	Wayfair Inc. Class A	75,282	5,862
*	Taylor Morrison Home Corp. Class A	119,320	5,777
*	Everi Holdings Inc.	387,131	5,745
	Jack in the Box Inc.	57,684	5,734
	Signet Jewelers Ltd.	70,780	5,697
	Monarch Casino & Resort Inc.	73,568	5,100
*	Green Brick Partners Inc.	90,210	5,099
	Wendy's Co.	235,719	5,066
*	Perdoceo Education Corp.	354,118	4,727
*	CarParts.com Inc.	932,394	4,681
	Red Rock Resorts Inc. Class A	92,090	4,466
*	Modine Manufacturing Co.	118,662	4,457
	Valvoline Inc.	116,262	4,414
	Dine Brands Global Inc.	68,827	4,152
*	Hilton Grand Vacations Inc.	88,599	4,120
	Wynn Resorts Ltd.	37,418	4,078
*	American Axle & Manufacturing Holdings Inc.	405,796	3,835
	Bloomin' Brands Inc.	132,873	3,570
*	Golden Entertainment Inc.	83,224	3,524
	Winnebago Industries Inc.	47,651	3,278

		Shares	Market Value ($000)
	International Game Technology plc	95,767	3,240
*	Stride Inc.	84,793	3,240
	Academy Sports & Outdoors Inc.	54,150	3,238
*	Norwegian Cruise Line Holdings Ltd.	146,268	3,228
*	Stitch Fix Inc. Class A	587,457	3,002
	Upbound Group Inc.	80,837	2,799
*	Boot Barn Holdings Inc.	29,789	2,797
*	Duolingo Inc.	17,091	2,652
	Carriage Services Inc. Class A	80,893	2,619
	Build-A-Bear Workshop Inc.	106,302	2,610
*,1	Warby Parker Inc. Class A	173,626	2,594
*	Dave & Buster's Entertainment Inc.	55,858	2,558
*	Chico's FAS Inc.	414,400	2,528
*	Victoria's Secret & Co.	102,995	2,110
*	Six Flags Entertainment Corp.	84,755	2,026
	Standard Motor Products Inc.	40,577	1,549
[1]	Dillard's Inc. Class A	4,284	1,470
*	Denny's Corp.	109,135	1,283
	PulteGroup Inc.	14,352	1,211
*,1	Red Robin Gourmet Burgers Inc.	82,673	1,203
*	BJ's Restaurants Inc.	21,613	814
*	Sleep Number Corp.	27,329	757
	Oxford Industries Inc.	6,142	662
*	Chuy's Holdings Inc.	15,554	647
	RCI Hospitality Holdings Inc.	6,265	437
*,1	Torrid Holdings Inc.	126,348	344
*,1	Rent the Runway Inc. Class A	138,160	256
			2,231,307
Consumer Staples (2.9%)
*	Performance Food Group Co.	2,350,384	140,459
*	BJ's Wholesale Club Holdings Inc.	1,713,119	113,597
	Casey's General Stores Inc.	294,343	74,369
*	Celsius Holdings Inc.	401,651	58,119
	MGP Ingredients Inc.	442,154	50,410
*,1	Freshpet Inc.	629,337	46,281
*	BellRing Brands Inc.	955,384	34,346
	Coca-Cola Consolidated Inc.	33,903	21,474
*	elf Beauty Inc.	145,260	16,955
	Lamb Weston Holdings Inc.	119,923	12,428
	Cal-Maine Foods Inc.	191,676	8,853
	Vector Group Ltd.	449,117	5,892
	John B Sanfilippo & Son Inc.	49,690	5,412
	Energizer Holdings Inc.	146,891	5,244
	PriceSmart Inc.	66,637	5,180
*	USANA Health Sciences Inc.	43,366	2,815
*	Vita Coco Co. Inc.	101,216	2,674
	Medifast Inc.	25,558	2,604
	Turning Point Brands Inc.	75,086	1,791
	Inter Parfums Inc.	10,838	1,621
*	Herbalife Ltd.	95,680	1,554
	Primo Water Corp.	105,798	1,499
*	TreeHouse Foods Inc.	23,841	1,230
*	Sprouts Farmers Market Inc.	18,538	728
*	Simply Good Foods Co.	17,541	679
			616,214
Energy (4.4%)
	Chord Energy Corp.	781,119	122,511

		Shares	Market Value ($000)
	Magnolia Oil & Gas Corp. Class A	5,414,317	119,927
	Viper Energy Partners LP	4,067,889	110,321
	PDC Energy Inc.	1,168,536	88,680
	ChampionX Corp.	2,015,984	71,769
*	Seadrill Ltd.	1,398,045	68,378
	EQT Corp.	1,025,000	43,234
	Matador Resources Co.	730,145	40,618
*	TechnipFMC plc	1,950,593	35,774
*	Southwestern Energy Co.	4,744,099	30,742
	Cactus Inc. Class A	520,162	26,414
*	Weatherford International plc	269,120	22,364
*	Par Pacific Holdings Inc.	641,216	20,185
	Coterra Energy Inc.	727,852	20,045
	Liberty Energy Inc. Class A	1,090,390	17,959
	Pioneer Natural Resources Co.	67,346	15,198
*	Nabors Industries Ltd. (XNYS)	82,966	10,162
	Diamondback Energy Inc.	60,958	8,980
	Delek US Holdings Inc.	313,899	8,660
	SM Energy Co.	158,037	5,735
	Range Resources Corp.	164,100	5,158
	Murphy Oil Corp.	117,091	5,067
*	Oceaneering International Inc.	198,363	4,453
	Patterson-UTI Energy Inc.	270,191	4,280
*	US Silica Holdings Inc.	255,517	3,324
	Dorian LPG Ltd.	97,600	2,903
*	Amplify Energy Corp.	363,162	2,666
	Texas Pacific Land Corp.	1,426	2,148
	RPC Inc.	219,650	1,827
*	Tidewater Inc.	27,874	1,759
*	TETRA Technologies Inc.	387,026	1,738
	CONSOL Energy Inc.	22,424	1,671
	Equitrans Midstream Corp.	129,959	1,348
	PBF Energy Inc. Class A	20,333	965
*	Kosmos Energy Ltd.	132,914	944
	Solaris Oilfield Infrastructure Inc. Class A	82,776	905
	CVR Energy Inc.	23,550	865
			929,677
Financials (8.7%)
	Houlihan Lokey Inc. Class A	1,509,965	150,770
	LPL Financial Holdings Inc.	600,582	137,749
	Webster Financial Corp.	2,271,822	107,503
	Tradeweb Markets Inc. Class A	1,296,941	106,077
	Assured Guaranty Ltd.	1,744,302	104,274
	Voya Financial Inc.	1,358,922	100,914
	StepStone Group Inc. Class A	3,161,355	88,739
	Assurant Inc.	630,256	84,776
	American Financial Group Inc.	669,227	81,385
	MGIC Investment Corp.	4,797,223	80,305
	Prosperity Bancshares Inc.	1,217,776	77,110
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,847,000	74,335
*	Euronet Worldwide Inc.	750,254	65,925
	FirstCash Holdings Inc.	565,442	53,875
	Pinnacle Financial Partners Inc.	645,705	49,009
	MarketAxess Holdings Inc.	156,130	42,033
	WisdomTree Inc.	5,579,674	38,834
*	WEX Inc.	191,166	36,197
*	Palomar Holdings Inc.	542,284	32,841
	Piper Sandler Cos.	216,530	31,691

		Shares	Market Value ($000)
*	Ryan Specialty Holdings Inc. Class A	702,355	30,440
	FactSet Research Systems Inc.	61,740	26,859
*	Shift4 Payments Inc. Class A	339,870	23,448
	Everest Group Ltd.	55,275	19,927
*	Toast Inc. Class A	841,219	18,566
	Equitable Holdings Inc.	638,798	18,327
	Virtus Investment Partners Inc.	77,110	15,864
*	AvidXchange Holdings Inc.	1,105,123	13,715
*	StoneCo. Ltd. Class A	783,568	11,354
	RenaissanceRe Holdings Ltd.	57,533	10,745
*	NMI Holdings Inc. Class A	389,076	10,392
	RLI Corp.	64,545	8,611
*	Flywire Corp.	237,297	8,101
	Federated Hermes Inc.	215,625	7,295
*	PROG Holdings Inc.	159,789	6,484
	Victory Capital Holdings Inc. Class A	192,721	6,391
	Brown & Brown Inc.	78,827	5,553
	Lincoln National Corp.	184,691	5,179
*	Green Dot Corp. Class A	261,866	5,119
	Westamerica BanCorp	103,214	5,077
	Synovus Financial Corp.	111,516	3,780
*	Donnelley Financial Solutions Inc.	66,681	3,154
	Bank of NT Butterfield & Son Ltd.	90,902	2,921
	Brightsphere Investment Group Inc.	127,564	2,715
	Pathward Financial Inc.	51,125	2,656
	Western Union Co.	208,457	2,539
*	Payoneer Global Inc.	449,569	2,392
*	PagSeguro Digital Ltd. Class A	174,796	1,986
*	Bancorp Inc.	51,358	1,946
*	LendingTree Inc.	79,419	1,938
*	StoneX Group Inc.	16,635	1,531
*	LendingClub Corp.	178,375	1,497
*	International Money Express Inc.	56,012	1,357
	First BanCorp (XNYS)	82,534	1,226
	SLM Corp.	64,681	1,046
*	Open Lending Corp. Class A	87,853	992
	National Bank Holdings Corp. Class A	25,107	863
	Cohen & Steers Inc.	11,210	721
	Patria Investments Ltd. Class A	40,232	612
*	SiriusPoint Ltd.	64,206	600
*	Skyward Specialty Insurance Group Inc.	23,953	567
			1,838,828
Health Care (19.6%)
*	ICON plc ADR	849,783	213,644
*	Acadia Healthcare Co. Inc.	1,714,037	135,460
	Bio-Techne Corp.	1,462,380	121,962
*	Omnicell Inc.	1,728,376	109,147
*	Penumbra Inc.	340,801	103,385
*	Haemonetics Corp.	1,031,719	95,166
	Encompass Health Corp.	1,422,619	93,936
*	QuidelOrtho Corp.	1,055,490	92,208
*	Veracyte Inc.	3,282,532	90,105
*	Inspire Medical Systems Inc.	306,326	88,164
*	Globus Medical Inc. Class A	1,403,350	84,580
	STERIS plc	354,611	79,983
*	HealthEquity Inc.	1,153,649	78,379
*	Insulet Corp.	278,927	77,193
*	Ultragenyx Pharmaceutical Inc.	1,740,383	75,045

		Shares	Market Value ($000)
*	Surgery Partners Inc.	1,913,165	73,906
*	Myriad Genetics Inc.	3,198,220	71,480
*	ICU Medical Inc.	392,828	69,994
*	Glaukos Corp.	882,150	68,049
*	Halozyme Therapeutics Inc.	1,440,850	61,899
*	Charles River Laboratories International Inc.	293,640	61,529
*	Amedisys Inc.	674,341	61,257
*	Henry Schein Inc.	758,237	59,741
*	Merit Medical Systems Inc.	781,026	58,319
*	Alkermes plc	1,983,251	58,070
*	Doximity Inc. Class A	1,591,605	56,868
*	Exelixis Inc.	2,835,561	55,889
	Cooper Cos. Inc.	133,856	52,372
*	Sotera Health Co.	2,647,395	50,248
*	DexCom Inc.	397,861	49,558
	Stevanato Group SpA	1,562,423	48,794
*	Intra-Cellular Therapies Inc.	743,586	45,983
*	Neurocrine Biosciences Inc.	444,706	45,311
*	Blueprint Medicines Corp.	666,297	43,976
*	Repligen Corp.	254,032	43,582
*	REVOLUTION Medicines Inc.	1,558,612	40,914
*	Molina Healthcare Inc.	131,653	40,087
*	Celldex Therapeutics Inc.	1,084,669	38,354
*	Hologic Inc.	479,970	38,119
*	IDEXX Laboratories Inc.	68,300	37,888
*	Cytokinetics Inc.	1,120,186	37,358
	ResMed Inc.	165,247	36,743
	Teleflex Inc.	128,390	32,248
*	Integra LifeSciences Holdings Corp.	702,569	31,946
*	Certara Inc.	1,468,806	28,598
*	Ascendis Pharma A/S ADR	315,857	28,475
*	Nevro Corp.	1,129,058	28,215
*	Supernus Pharmaceuticals Inc.	894,425	27,450
*	Legend Biotech Corp. ADR	361,465	27,298
*	Mettler-Toledo International Inc.	21,375	26,878
	Bruker Corp.	360,103	24,746
*	Neogen Corp.	1,056,876	24,509
*	Kymera Therapeutics Inc.	1,113,445	24,362
*	Tandem Diabetes Care Inc.	695,004	24,270
*	Ionis Pharmaceuticals Inc.	578,723	23,976
*	Pacira BioSciences Inc.	647,800	23,548
*	Zentalis Pharmaceuticals Inc.	847,549	22,638
*	SpringWorks Therapeutics Inc.	704,117	22,095
*	Syneos Health Inc.	518,282	21,980
*,1	Immatics NV	1,786,300	21,275
*	ACADIA Pharmaceuticals Inc.	696,511	20,366
*	iRhythm Technologies Inc.	193,516	20,331
*	Arvinas Inc.	819,769	20,265
*	Medpace Holdings Inc.	79,001	20,001
	Chemed Corp.	36,870	19,213
*	Apellis Pharmaceuticals Inc.	742,670	19,124
*	Karuna Therapeutics Inc.	93,177	18,614
*	Agios Pharmaceuticals Inc.	682,914	18,111
*	Teladoc Health Inc.	606,729	18,062
*	Morphic Holding Inc.	303,332	17,208
*	NuVasive Inc.	417,058	17,187
*	Azenta Inc.	363,802	17,091
*	Illumina Inc.	88,337	16,974

		Shares	Market Value ($000)
*	Sage Therapeutics Inc.	478,803	16,605
*	Masimo Corp.	133,010	16,267
*	Schrodinger Inc.	299,066	15,644
*	Ligand Pharmaceuticals Inc.	222,433	14,887
*	Shockwave Medical Inc.	54,061	14,088
*	Sarepta Therapeutics Inc.	126,656	13,728
*	Exact Sciences Corp.	135,337	13,201
*	Axonics Inc.	216,926	13,096
*	Lantheus Holdings Inc.	144,518	12,499
*	Relay Therapeutics Inc.	979,922	12,347
*	Maravai LifeSciences Holdings Inc. Class A	1,082,367	12,242
*	Axogen Inc.	1,399,112	12,088
*	Jazz Pharmaceuticals plc	92,666	12,085
*	Option Care Health Inc.	340,873	11,515
*	ImmunoGen Inc.	623,526	11,111
*	Arrowhead Pharmaceuticals Inc.	299,704	10,346
*	Inmode Ltd.	236,053	10,129
*	Veeva Systems Inc. Class A	48,445	9,893
*	Intercept Pharmaceuticals Inc.	873,648	9,435
*	AtriCure Inc.	167,853	9,291
*	CorVel Corp.	43,571	8,913
*	Avantor Inc.	432,855	8,904
*	Tenet Healthcare Corp.	115,643	8,642
*	Phreesia Inc.	266,367	8,449
*	Coherus Biosciences Inc.	1,693,303	8,162
*	LivaNova plc	129,443	7,566
*	UFP Technologies Inc.	33,842	6,588
*	PTC Therapeutics Inc.	159,775	6,445
*	Amphastar Pharmaceuticals Inc.	102,214	6,203
*	Fate Therapeutics Inc.	1,438,594	5,941
*	Bridgebio Pharma Inc.	168,744	5,908
*	Madrigal Pharmaceuticals Inc.	25,105	5,154
*	Deciphera Pharmaceuticals Inc.	366,577	4,956
*,1	Novavax Inc.	530,926	4,927
*	10X Genomics Inc. Class A	71,953	4,532
*	Natera Inc.	95,741	4,329
*	Voyager Therapeutics Inc.	457,063	4,260
*	Karyopharm Therapeutics Inc.	2,262,243	4,072
*	Addus HomeCare Corp.	41,514	3,801
*	Agenus Inc.	2,486,576	3,780
*	SI-BONE Inc.	145,559	3,750
*	STAAR Surgical Co.	65,874	3,608
*	AMN Healthcare Services Inc.	32,614	3,495
	Ensign Group Inc.	34,519	3,344
*	Akero Therapeutics Inc.	67,103	2,912
*	Puma Biotechnology Inc.	777,390	2,814
*	Vaxcyte Inc.	57,051	2,742
*	DaVita Inc.	25,963	2,648
*	Tactile Systems Technology Inc.	108,595	2,488
*	Atara Biotherapeutics Inc.	1,112,882	2,459
*	Arcturus Therapeutics Holdings Inc.	69,112	2,416
*	Travere Thrapeutics Inc.	140,412	2,414
*	Ventyx Biosciences Inc.	64,545	2,391
*	Health Catalyst Inc.	169,456	2,377
*	Protagonist Therapeutics Inc.	115,736	2,245
*	Immunovant Inc.	97,561	2,227
*	Hims & Hers Health Inc.	241,759	2,169
*	Prothena Corp. plc	30,317	2,088

		Shares	Market Value ($000)
*	TransMedics Group Inc.	22,184	2,067
*	BioCryst Pharmaceuticals Inc.	263,165	1,945
*	ANI Pharmaceuticals Inc.	35,501	1,866
*	Viridian Therapeutics Inc.	99,461	1,866
*	ADMA Biologics Inc.	448,085	1,860
*	Sangamo Therapeutics Inc.	1,395,270	1,835
*	Pediatrix Medical Group Inc.	126,346	1,735
*	Rapt Therapeutics Inc.	71,951	1,720
*	MacroGenics Inc.	352,568	1,682
*	Kiniksa Pharmaceuticals Ltd. Class A	86,363	1,627
*	Alector Inc.	236,904	1,625
*	Veradigm Inc.	115,239	1,558
*	Quanterix Corp.	59,600	1,480
*,1	CytomX Therapeutics Inc.	820,461	1,428
*	89bio Inc.	83,125	1,317
*	Keros Therapeutics Inc.	31,245	1,309
*	MannKind Corp.	277,305	1,267
*	Arcellx Inc.	35,940	1,231
*	TG Therapeutics Inc.	57,272	1,185
*	Cogent Biosciences Inc.	88,171	1,145
*	Heron Therapeutics Inc.	688,101	1,142
*	Cerus Corp.	359,734	1,104
*,1	Aldeyra Therapeutics Inc.	135,440	1,099
*	Joint Corp.	81,335	1,098
*	4D Molecular Therapeutics Inc.	59,968	1,097
*	Lexicon Pharmaceuticals Inc.	542,066	1,090
*	Enanta Pharmaceuticals Inc.	57,271	1,086
*	Surmodics Inc.	33,543	1,076
*	Amicus Therapeutics Inc.	78,779	1,073
*	Geron Corp. (XNGS)	320,930	1,040
*	Fortress Biotech Inc.	1,732,308	987
*	Pliant Therapeutics Inc.	50,779	906
*	Progyny Inc.	21,557	900
*	RxSight Inc.	25,603	854
*	Axsome Therapeutics Inc.	10,490	823
*	NanoString Technologies Inc.	172,121	819
*	NeoGenomics Inc.	47,012	815
	LeMaitre Vascular Inc.	12,697	803
*	Dyne Therapeutics Inc.	65,723	801
*	Amneal Pharmaceuticals Inc.	244,539	783
*	Pennant Group Inc.	66,647	765
*	Aclaris Therapeutics Inc.	73,649	727
*	Esperion Therapeutics Inc.	445,798	700
*	Codexis Inc.	186,328	671
*,1	PDS Biotechnology Corp.	115,106	658
*	Catalyst Pharmaceuticals Inc.	46,876	648
	Embecta Corp.	28,751	614
*	Crinetics Pharmaceuticals Inc.	31,232	593
*	Point Biopharma Global Inc.	65,002	581
*,1	Selecta Biosciences Inc.	528,838	576
*	Organogenesis Holdings Inc. Class A	126,114	539
*	FibroGen Inc.	246,795	508
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $1,032)	98,470	485
*,1	Affimed NV	756,672	446
*,1	Mei Pharma Inc.	61,621	436
*	ModivCare Inc.	9,225	403
*	NextCure Inc.	171,519	295
*	Atea Pharmaceuticals Inc.	81,077	278

		Shares	Market Value ($000)
*	Personalis Inc.	96,118	227
*	Precision BioSciences Inc.	342,301	198
*	Cue Biopharma Inc.	46,345	177
*,1	Syros Pharmaceuticals Inc.	23,659	94
*,3	OmniAb Inc. 12.5 Earnout	84,348	—
*,3	OmniAb Inc. 15 Earnout	84,348	—
			4,134,078
Industrials (21.6%)
*	Kirby Corp.	1,993,652	162,443
*	Builders FirstSource Inc.	909,019	131,290
	Science Applications International Corp.	1,081,467	131,225
*	AerCap Holdings NV	1,991,001	127,046
*	Middleby Corp.	790,987	120,111
*	Shoals Technologies Group Inc. Class A	4,465,357	115,921
	Rush Enterprises Inc. Class A	1,698,900	109,885
	RB Global Inc.	1,662,395	107,191
	Zurn Elkay Water Solutions Corp.	3,426,725	104,310
*	Fluor Corp.	3,333,293	103,265
*	RBC Bearings Inc.	446,401	100,909
*	AZEK Co. Inc. Class A	3,170,370	98,916
	Flowserve Corp.	2,590,489	97,817
	Sensata Technologies Holding plc	2,281,679	96,401
	GATX Corp.	760,403	95,324
*	Alight Inc. Class A	9,735,302	95,211
*	Gibraltar Industries Inc.	1,471,808	95,182
*	WillScot Mobile Mini Holdings Corp.	1,953,567	93,674
*	Trex Co. Inc.	1,333,631	92,207
*	Clean Harbors Inc.	531,062	88,294
	Kennametal Inc.	2,728,337	83,160
	Fortune Brands Innovations Inc.	1,142,814	81,220
	Herc Holdings Inc.	603,061	80,708
*	TriNet Group Inc.	721,687	75,943
	Matson Inc.	799,724	74,742
*	Alaska Air Group Inc.	1,474,686	71,714
	IDEX Corp.	313,580	70,809
*	ACV Auctions Inc. Class A	3,919,839	68,558
	Maximus Inc.	745,249	62,422
*	Axon Enterprise Inc.	333,782	62,060
*,4	Sterling Check Corp.	4,922,228	59,116
	Acuity Brands Inc.	353,785	58,459
*	Mercury Systems Inc.	1,491,214	56,636
*	API Group Corp.	1,962,455	56,440
	Vertiv Holdings Co. Class A	2,161,251	56,214
*	SiteOne Landscape Supply Inc.	329,456	56,008
	Applied Industrial Technologies Inc.	365,243	52,957
	Forward Air Corp.	444,511	52,826
	Verisk Analytics Inc. Class A	214,559	49,121
*	GXO Logistics Inc.	722,545	48,461
*	Masonite International Corp.	461,417	48,241
*	XPO Inc.	683,645	47,336
*	Paycor HCM Inc.	1,606,657	43,155
*	AeroVironment Inc.	411,848	39,233
	HEICO Corp. Class A	275,721	38,697
*	Generac Holdings Inc.	244,965	37,651
*	Cimpress plc	512,549	35,622
	BWX Technologies Inc.	488,300	33,693
	Rockwell Automation Inc.	98,390	33,088
	John Bean Technologies Corp.	240,453	29,722

		Shares	Market Value ($000)
	Tennant Co.	364,964	29,285
*	Kratos Defense & Security Solutions Inc.	1,923,712	29,029
*	Atkore Inc.	178,234	28,280
	EMCOR Group Inc.	126,994	27,309
*	Paylocity Holding Corp.	114,264	25,921
*	FTI Consulting Inc.	141,974	24,868
	United Rentals Inc.	53,030	24,642
*	Ameresco Inc. Class A	387,477	22,555
*	GMS Inc.	288,984	21,295
	Terex Corp.	360,600	21,142
	UFP Industries Inc.	204,499	21,014
	Watts Water Technologies Inc. Class A	108,704	20,277
*	American Airlines Group Inc.	1,191,066	19,950
	JB Hunt Transport Services Inc.	97,176	19,818
	Allison Transmission Holdings Inc.	337,498	19,808
*,1	Bloom Energy Corp. Class A	1,035,000	18,485
	Toro Co.	172,450	17,530
*	ExlService Holdings Inc.	121,870	17,178
	AGCO Corp.	123,805	16,478
*	Kornit Digital Ltd.	519,660	16,468
*	ATS Corp.	350,050	15,892
	Heartland Express Inc.	777,833	12,718
	Howmet Aerospace Inc.	237,533	12,147
	H&E Equipment Services Inc.	246,118	11,956
	Hubbell Inc. Class B	36,360	11,344
	Tetra Tech Inc.	66,183	11,199
	Comfort Systems USA Inc.	61,863	10,762
	Donaldson Co. Inc.	153,545	9,647
*	ASGN Inc.	117,167	8,942
	Franklin Electric Co. Inc.	82,010	8,104
	CSG Systems International Inc.	151,605	7,821
*	Huron Consulting Group Inc.	81,442	7,702
	Graco Inc.	95,801	7,600
*	Rocket Lab USA Inc.	1,015,356	7,483
	Exponent Inc.	79,887	7,156
	Kforce Inc.	111,140	7,051
	WESCO International Inc.	39,115	6,867
	EnerSys	61,894	6,704
	Insperity Inc.	56,807	6,683
	Valmont Industries Inc.	24,689	6,536
*	Upwork Inc.	576,795	6,016
	Wabash National Corp.	246,533	5,838
*	MYR Group Inc.	40,941	5,837
	Booz Allen Hamilton Holding Corp. Class A	43,077	5,216
*	Lyft Inc. Class A	403,550	5,129
*	MRC Global Inc.	442,185	4,992
	Brink's Co.	68,376	4,989
*	LegalZoom.Com Inc.	315,276	4,817
	TTEC Holdings Inc.	133,353	4,593
	Boise Cascade Co.	43,222	4,473
	Alamo Group Inc.	21,542	4,174
	AAON Inc.	38,203	4,021
*	Titan International Inc.	319,736	3,993
	Marten Transport Ltd.	175,503	3,977
	Veritiv Corp.	26,301	3,686
	Brady Corp. Class A	71,005	3,662
*	TrueBlue Inc.	216,816	3,241
	Griffon Corp.	74,415	3,105

		Shares	Market Value ($000)
*	Sterling Infrastructure Inc.	50,230	3,013
*	Masterbrand Inc.	205,388	2,537
	Lincoln Electric Holdings Inc.	12,583	2,526
	Mueller Industries Inc.	27,510	2,230
	Apogee Enterprises Inc.	40,965	2,029
	Kadant Inc.	8,754	1,951
*	JELD-WEN Holding Inc.	108,714	1,936
	Enerpac Tool Group Corp. Class A	67,758	1,862
*	SPX Technologies Inc.	19,572	1,656
	ArcBest Corp.	13,894	1,616
*	First Advantage Corp.	100,264	1,504
*	Array Technologies Inc.	68,521	1,305
	Robert Half International Inc.	16,913	1,254
*	Allegiant Travel Co.	9,578	1,185
*	Janus International Group Inc.	92,812	1,060
*	BlueLinx Holdings Inc.	10,970	1,034
*	Hudson Technologies Inc.	111,677	1,015
*	Franklin Covey Co.	20,352	970
*	PGT Innovations Inc.	32,309	924
	Pitney Bowes Inc.	233,155	919
	Genpact Ltd.	22,978	829
	CSW Industrials Inc.	4,428	799
	Federal Signal Corp.	11,453	700
*	American Woodmark Corp.	8,699	667
*	Air Transport Services Group Inc.	32,474	655
	Primoris Services Corp.	20,434	649
*	Limbach Holdings Inc.	24,131	638
	Allegion plc	5,313	621
*	Blue Bird Corp.	28,420	595
	CRA International Inc.	717	72
			4,576,790
Information Technology (16.4%)
*	Guidewire Software Inc.	1,914,156	162,359
*	New Relic Inc.	1,865,114	156,632
*	Dynatrace Inc.	2,482,386	135,762
*	Five9 Inc.	1,459,320	128,055
	Monolithic Power Systems Inc.	183,700	102,778
	Power Integrations Inc.	971,117	94,334
*	GoDaddy Inc. Class A	1,221,300	94,150
*	Manhattan Associates Inc.	480,577	91,608
*	Jamf Holding Corp.	3,930,067	85,361
*	Smartsheet Inc. Class A	1,894,341	84,109
*	Sprout Social Inc. Class A	1,448,054	82,742
*	HubSpot Inc.	136,969	79,517
*	Viavi Solutions Inc.	7,189,842	78,154
*	Trimble Inc.	1,391,186	74,846
*	Informatica Inc. Class A	3,875,209	73,784
*	Onto Innovation Inc.	543,299	67,543
*	Cadence Design Systems Inc.	288,366	67,481
*	Tenable Holdings Inc.	1,378,862	67,095
*	Cirrus Logic Inc.	816,299	65,957
*	Wix.com Ltd.	573,932	54,133
*	Palo Alto Networks Inc.	216,496	54,115
*	Silicon Laboratories Inc.	359,012	53,543
*	Teledyne Technologies Inc.	134,710	51,800
*	Globant SA	275,038	48,057
*	Okta Inc.	614,410	47,224
*,1	GLOBALFOUNDRIES Inc.	733,464	46,714

		Shares	Market Value ($000)
*	Lattice Semiconductor Corp.	511,169	46,486
*	Pure Storage Inc. Class A	1,234,094	45,649
*	Envestnet Inc.	646,581	40,075
*	ON Semiconductor Corp.	367,171	39,563
*	Procore Technologies Inc.	514,000	38,987
*	PTC Inc.	263,476	38,417
*	CyberArk Software Ltd.	224,703	37,303
	Microchip Technology Inc.	370,505	34,805
*	Tyler Technologies Inc.	85,764	34,017
*	Fortinet Inc.	437,523	34,004
*	Rapid7 Inc.	736,538	33,814
*	Box Inc. Class A	1,058,783	33,087
	Jabil Inc.	298,540	33,039
*	Allegro MicroSystems Inc.	633,400	32,690
	Bentley Systems Inc. Class B	550,000	29,634
*	RingCentral Inc. Class A	716,236	29,624
*,4	8x8 Inc.	6,111,407	28,968
*	Freshworks Inc. Class A	1,491,100	27,824
*	Everbridge Inc.	834,011	25,721
*	Monday.com Ltd.	131,865	23,839
*	ANSYS Inc.	69,172	23,664
*	N-Able Inc.	1,644,313	23,135
*	Ambarella Inc.	268,391	22,389
	Clear Secure Inc. Class A	931,200	22,079
*	Elastic NV	326,550	21,699
*	Dropbox Inc. Class A	790,480	21,303
*	Qualys Inc.	149,899	20,806
*	Consensus Cloud Solutions Inc.	640,482	20,758
*	Varonis Systems Inc. Class B	701,418	20,131
*	Axcelis Technologies Inc.	99,604	19,969
*	Nutanix Inc. Class A	654,791	19,775
*	Super Micro Computer Inc.	58,887	19,449
*	PROS Holdings Inc.	509,666	19,367
*	Blackline Inc.	331,241	19,238
*	CommVault Systems Inc.	212,028	16,523
	Cognex Corp.	295,926	16,163
*	Aspen Technology Inc.	77,388	13,814
*	SentinelOne Inc. Class A	793,600	13,229
*	CommScope Holding Co. Inc.	2,873,198	12,929
*	Domo Inc. Class B	689,400	12,320
*	Diodes Inc.	121,698	11,499
*	Yext Inc.	1,154,695	11,224
*	Synaptics Inc.	123,264	11,132
*	Teradata Corp.	191,738	10,900
	A10 Networks Inc.	696,445	10,809
*	SMART Global Holdings Inc.	391,410	10,411
*	UiPath Inc. Class A	523,935	9,473
	Pegasystems Inc.	170,017	8,968
	Amkor Technology Inc.	282,937	8,231
*	Arrow Electronics Inc.	56,850	8,103
*	PagerDuty Inc.	303,760	7,873
*	Asana Inc. Class A	306,139	7,433
*	Extreme Networks Inc.	270,516	7,193
*	Arlo Technologies Inc.	592,537	6,731
*	Impinj Inc.	100,368	6,686
*	Itron Inc.	83,484	6,568
*	MicroStrategy Inc. Class A	14,375	6,295
*	Ultra Clean Holdings Inc.	161,569	6,156

		Shares	Market Value ($000)
*	BigCommerce Holdings Inc. Series 1	554,246	5,991
*	Sprinklr Inc. Class A	404,894	5,685
*	MaxLinear Inc.	215,960	5,328
*	Confluent Inc. Class A	151,095	5,219
*	Zuora Inc. Class A	404,335	4,743
*	Fabrinet	38,015	4,700
*	Q2 Holdings Inc.	128,869	4,571
*	ePlus Inc.	80,163	4,517
	Hackett Group Inc.	166,549	3,872
*	Infinera Corp.	722,166	3,250
*	eGain Corp.	440,680	3,248
*	FormFactor Inc.	84,193	3,129
*	Gitlab Inc. Class A	60,942	3,025
*	ACM Research Inc. Class A	227,864	2,985
*	Agilysys Inc.	39,858	2,935
*	Fair Isaac Corp.	3,415	2,862
*	LivePerson Inc.	587,318	2,790
*	Plexus Corp.	26,959	2,655
*	Eastman Kodak Co.	451,327	2,478
*,1	Maxeon Solar Technologies Ltd.	99,729	2,462
*	Brightcove Inc.	524,919	2,357
*	Squarespace Inc. Class A	66,885	2,217
*	EngageSmart Inc.	116,691	2,212
*	HashiCorp Inc. Class A	67,562	2,000
*	Weave Communications Inc.	130,059	1,561
*	PDF Solutions Inc.	31,888	1,467
*	inTEST Corp.	58,088	1,229
*	Cambium Networks Corp.	74,883	1,213
*,1	Marathon Digital Holdings Inc.	69,808	1,213
*	Olo Inc. Class A	149,775	1,177
*	OSI Systems Inc.	7,962	949
*	Workiva Inc. Class A	8,981	946
*	Upland Software Inc.	233,415	922
	Bel Fuse Inc. Class B	16,161	867
*	Alpha & Omega Semiconductor Ltd.	26,248	863
*	AppLovin Corp. Class A	25,614	804
*	Sanmina Corp.	10,650	655
*	Amplitude Inc. Class A	56,128	650
*	Alarm.com Holdings Inc.	11,720	647
	Vontier Corp.	20,381	630
*	Couchbase Inc.	32,929	550
*	ACI Worldwide Inc.	23,195	538
			3,471,936
Materials (3.5%)
	Graphic Packaging Holding Co.	7,528,192	182,182
	Cabot Corp.	1,307,993	92,868
	Methanex Corp.	1,991,434	89,694
*	Livent Corp.	3,112,459	76,629
	Louisiana-Pacific Corp.	835,652	63,618
*	Summit Materials Inc. Class A	1,581,687	57,225
	Ashland Inc.	483,300	44,154
	Eagle Materials Inc.	138,810	25,592
	Balchem Corp.	145,522	19,608
	Warrior Met Coal Inc.	305,413	13,515
*	O-I Glass Inc.	478,895	10,995
	Chemours Co.	185,398	6,856
	Berry Global Group Inc.	101,746	6,672
	Innospec Inc.	56,052	6,005

		Shares	Market Value ($000)
	Ryerson Holding Corp.	127,008	5,397
	Olin Corp.	92,677	5,346
	Sensient Technologies Corp.	74,976	4,801
*	Constellium SE Class A	240,581	4,593
	Steel Dynamics Inc.	34,879	3,717
	AdvanSix Inc.	78,953	3,167
	Orion SA	125,065	2,741
	American Vanguard Corp.	101,448	1,832
*	Ingevity Corp.	17,376	1,112
*	LSB Industries Inc.	97,871	1,093
	Schnitzer Steel Industries Inc. Class A	26,655	965
	Sylvamo Corp.	19,618	963
	Avient Corp.	22,319	905
*	Ecovyst Inc.	69,364	853
	Greif Inc. Class A	9,098	673
			733,771
Other (0.9%)
[5]	Vanguard Small-Cap ETF	894,715	186,772
*,3	Sesen Bio CVR	1,476,709	—
			186,772
Real Estate (2.7%)
	Phillips Edison & Co. Inc.	2,751,014	97,138
	PotlatchDeltic Corp.	1,650,467	88,515
	Essential Properties Realty Trust Inc.	3,559,424	87,384
	Rexford Industrial Realty Inc.	1,411,877	77,780
	Douglas Emmett Inc.	3,819,325	56,144
	Americold Realty Trust Inc.	1,289,100	41,793
	Xenia Hotels & Resorts Inc.	2,990,372	37,978
*	CoStar Group Inc.	329,309	27,652
*	Zillow Group Inc. Class C	172,405	9,338
	Outfront Media Inc.	439,995	6,802
	Lamar Advertising Co. Class A	68,904	6,801
	Tanger Factory Outlet Centers Inc.	267,478	6,262
	Ryman Hospitality Properties Inc.	43,154	4,112
*	Redfin Corp.	259,284	3,884
	Equity LifeStyle Properties Inc.	44,160	3,143
	NexPoint Residential Trust Inc.	65,306	2,714
	CareTrust REIT Inc.	130,341	2,710
*	Opendoor Technologies Inc.	491,087	2,509
	Alexander's Inc.	9,841	1,903
	RMR Group Inc. Class A	75,418	1,778
	Gladstone Commercial Corp.	109,587	1,458
	Newmark Group Inc. Class A	209,536	1,450
			569,248
Utilities (1.3%)
	Ormat Technologies Inc. (XNYS)	1,003,371	81,574
	Atlantica Sustainable Infrastructure plc	3,337,514	80,501
	Portland General Electric Co.	1,640,592	78,207
	Vistra Corp.	784,586	22,015
	Otter Tail Corp.	122,848	9,952
	National Fuel Gas Co.	143,960	7,646
	Clearway Energy Inc. Class C	116,798	3,085
	MGE Energy Inc.	10,109	811
			283,791
Total Common Stocks (Cost $16,270,944)			20,384,846

		Shares	Market Value ($000)
Temporary Cash Investments (3.9%)
Money Market Fund (2.9%)
[6,7]	Vanguard Market Liquidity Fund, 5.274%	6,122,742	612,152
		Face Amount ($000)
Repurchase Agreement (1.0%)
	Deutsche Bank Securities, Inc. 5.300%, 8/1/23 (Dated 7/31/23, Repurchase Value $209,631,000, collateralized by Fannie Mae 1.500%–6.000%, 11/1/47–6/1/53, with a value of $213,792,000)	209,600	209,600
Total Temporary Cash Investments (Cost $821,674)			821,752
Total Investments (100.3%) (Cost $17,092,618)			21,206,598
Other Assets and Liabilities—Net (-0.3%)			(68,583)
Net Assets (100%)			21,138,015
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $97,596,000.
2	Restricted securities totaling $485,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $99,885,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	2,124	213,844	12,910
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,384,361	485	—	20,384,846
Temporary Cash Investments	612,152	209,600	—	821,752
Total	20,996,513	210,085	—	21,206,598
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,910	—	—	12,910
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2023 Market Value ($000)
8x8 Inc.	NA1	5,679	4,471	(10,462)	13,690	—	—	28,968
Sterling Check Corp.	NA1	15,741	15,271	(7,510)	(26,636)	—	—	59,116
Vanguard Market Liquidity Fund	716,694	NA2	NA2	41	(40)	19,954	1	612,152
Vanguard Small-Cap ETF	217,998	118,144	160,464	(3,625)	14,719	2,539	—	186,772
Veracyte Inc.	79,133	5,801	23,331	(11,715)	40,217	—	—	NA3
Total	1,013,825	145,365	203,537	(33,271)	41,950	22,493	1	887,008
1	Not applicable—at October 31, 2022, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Not applicable—at July 31, 2023, the security was still held, but the issuer was no longer an affiliated company of the fund.